Organization of Business and Going Concern (Details Narrative) - USD ($)	Jan. 07, 2019	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jan. 18, 2017
Accumulated deficit		$ (427,853,820)	$ (418,727,875)	$ (409,386,468)
Working capital deficiency		$ 32,500,000	$ 28,000,000
Secured promissory note Description	On January 7, 2019, the Company closed two separate Acquisition Agreements pursuant to which the Company acquired a 51% interest in both Regentys Corporation (“Regentys”) and Olaregen Therapeutix Inc. (“Olaregen”). Regentys is a regenerative medicine company focused on developing novel treatments for patients with gastrointestinal (GI) disorders. Olaregen is a New York based regenerative medicine company that is preparing to launch its proprietary, patented, wound conforming gel matrix, Excellagen, an FDA 510K cleared wound healing product.
Hema Diagnostic Systems, LLC
Majority interest					51.00%